INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision [Table Text Block]
	2024	2023
	$	$
Current
Canadian	-	-
US Federal and State	3,233,053	2,866,688
Total current income tax expense	3,233,053	2,866,688

Deferred
Canadian	-	-
US Federal and State	249,072	(56,920)
Total deferred income tax expense (recovery)	249,072	(56,920)

Total income tax expense	3,482,125	2,809,768

Schedule of domestic and foreign components of Income (loss) before provision for income taxes [Table Text Block]
	2024	2023
	$	$
Canadian	(2,141,166)	(702,488)
United States	2,399,823	4,893,796
Income before income taxes	258,657	4,191,308

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax [Table Text Block]
	2024	2023
	$	$
Income for the year	258,657	4,191,308
Statutory rate	27%	27%

Income tax expense at statutory rate	(74,152)	1,131,653
IRC section 280E disallowance	1,954,392	1,802,992
Foreign tax rate differential	16,068	(288,933)
Change in foreign exchange rates and other	21,188	196,298
Uncertain tax position, inclusive of interest and penalties	(354,637)	32,591
Change in valuation allowance	(50,016)	(198,848)
Payable adjustment to provision versus statutory tax returns	1,153,756	67,056
Deferred adjustment to provision versus statutory tax returns	824,220	10,410
Other	(8,694)	56,549
	3,482,125	2,809,768

Schedule of summary of significant components of the deferred tax assets [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Deferred tax assets
Share issuance costs and financing fees	1,610	4,764
Allowable capital losses	132,394	132,986
Non-capital losses	5,170,743	4,704,180
Intangible assets	82,004	230,563
Goodwill	6,606	-
Lease liabilities	1,048,101	1,095,352
Reclamation obligation	-	14,219
Derivative liability	29,223	64,719
Inventories	-	36,797
Convertible promissory note	-	312,190
Property and equipment	3,686	-
Other	14,187	-
Total deferred tax assets	6,488,554	6,595,770
Valuation allowance	(5,261,352)	(5,311,368)
Total net deferred tax assets	1,227,202	1,284,402

Deferred tax liabilities
Property and equipment	-	(95,857)
Right-of-use assets	(959,509)	(1,022,105)
IRC 481(a) adjustments	(283,658)	-
Total deferred tax liabilities	(1,243,167)	(1,117,962)
Net deferred tax asset (liability)	(15,965)	166,440

Schedule of aggregate change in the balance of gross unrecognized tax benefits [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Beginning balance	789,112	813,855
Increase due to tax positions taken during current year	5,059	-
Decrease in balance as a result of lapse of the applicable statute of limitations	(171,314)	-
Increase in balance due to tax positions taken during prior years	-	-
Decrease in balance due to tax positions taken during prior years	(714,043)	(24,743)
Ending balance	(91,186)	789,112